Trading derivatives (assets and liabilities) and short positions	12 Months Ended
Dec. 31, 2024
Trading Derivatives And Short Positions [Abstract]
Trading derivatives (assets and liabilities) and short positions	Trading derivatives (assets and liabilities) and short positions
a) Trading Derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see note 11):

EUR million
	2024		2023		2022
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	30,834	24,754	31,480	26,014	38,789	37,641
Currency risk	29,395	29,110	22,834	23,094	26,391	26,063
Price risk	1,765	1,632	1,279	904	1,347	817
Other risks	2,106	2,257	735	577	475	370
	64,100	57,753	56,328	50,589	67,002	64,891
b) Short positions
Following is a breakdown of the short positions (liabilities):

EUR million
	2024	2023	2022
Borrowed securities
Debt instruments	2,566	3,263	1,979
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,199	1,881	1,362
Banco Santander, S.A.	1,347	1,383	617
Equity instruments	538	546	993
Of which:
Banco Santander, S.A.	358	312	934
Short sales
Debt instruments	32,726	22,365	19,543
Of which:
Banco Santander, S.A.	23,813	16,143	12,902
Banco Santander (Brasil) S.A.	5,950	3,462	3,857
Santander US Capital Markets LLC	2,382	2,442	2,690
	35,830	26,174	22,515